Touchstone Common Stock Fund Annual Fund Operating Expenses - Touchstone Common Stock Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.27%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.73%	[1]
Class SC
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Component1 Other Expenses	0.19%
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.92%	[1]

[1]	Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Variable Series Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.73% and 1.06% of average daily net assets for Class I and Class SC shares, respectively. This contractual expense limitation is effective through April 29, 2027, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.